Inst | Fidelity Advisor Global Capital Appreciation Fund
Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Institutional Class
December 30, 2011
Prospectus
The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.47%
Acquired fund fees and expenses	0.06%
Total annual fund operating expensesA	1.24%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 3.
1 year	$ 126
3 years	$ 393
5 years	$ 681
10 years	$ 1,500